INVENTORY, NET - Inventory Obsolescence Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Inventory obsolescence provision - balance at beginning of year	$ 9,000,000	$ 14,000,000	$ 14,000,000
Increase (decrease) in provision due to inventory obsolescence	(5,000,000)	(5,000,000)	0
Inventory obsolescence provision - balance at end of year	$ 4,000,000	$ 9,000,000	$ 14,000,000